Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related party transactions

Note 6 — Related party transactions

Distributions and net transfer to shareholders and other affiliates

Before the carve-out, the Company’s financial information was included in the financial statements and accounting records of GSH. The following transactions consisting of distributions and net transfer to shareholders and other affiliates summarizes the activity between the Company and shareholders and Other Affiliates before the carve-out.

Shareholders’ and Other Affiliates’ net investment reflects transactions that occurred between the Company and the Shareholders, and the Company and Other Affiliates, that were not settled in cash. Those Other Affiliates included Land Development Affiliates and Other Operating Affiliates (see Note 1 — Nature of operations and basis of presentation). The components of the Distributions and net transfer to shareholders’ and other affiliates’ net investment for the years ended December 31, 2022, 2021, and 2020 are as follows:

	2022	2021	2020
General corporate allocations	$(6,590,564)	$(2,867,929)	$(1,733,849)
General financing activities	(46,162,495)	(30,655,681)	(20,596,420)
Distributions and net transfer to shareholders and other affiliates(1)	$(52,753,059)	$(33,523,610)	$(22,330,269)
(1)	This amount differs from the amount included in distributions and net transfer to shareholders and other affiliates on the statements of changes in shareholders’ and other affiliates’ net investment. The 1,422,630 difference is related to stock compensation, which is broken out separately on the statements of changes in shareholders’ and other affiliates’ net investment.

General Corporate Allocations — General corporate allocations include expenses for certain centralized functions, such as accounting, human resources, legal, facilities, and executive compensation that have been paid by the Company, but have been allocated to shareholders and Other Affiliates. For the years ended December 31, 2022, 2021, and 2020, the Company reallocated $6,299,064, $2,592,429, and $1,561,349 of Selling, general, and administrative expenses, respectively. In addition, the Company has included certain Lot purchase agreement deposits that were paid by the Company on behalf of the shareholders and Other Affiliates. Lot purchase agreement deposits paid (received) on behalf of GSH for the years ended December 31, 2022, 2021, and 2020 were $291,500, $275,500, and $172,500, respectively.

General Financing Activities — General financing activities refer to historical transactions that occurred between the Company and its shareholders and Other Affiliates.

Related party transactions

The Company transacts with Other Affiliates that are owned by the shareholders of the Company as discussed above.

The Company operates and maintains the cash management and treasury function for the Other Affiliates. Cash receipts from customers and cash disbursements made to vendors are recorded through one centralized bank account. The Company records a Due from Other Affiliate when cash is disbursed, generally to a vendor, on behalf of an affiliate. Conversely, the Company records a Due to Other Affiliate when cash is received from a customer on behalf of an affiliate. As of December 31, 2022 and 2021, the Company recorded a Due from Other Affiliates of $72,739,572 and $48,004,261, respectively, and a Due to Other Affiliates of $31,420,651 and $30,975,951, respectively. These balances are presented net as a contra-account against Shareholders’ and other affiliates’ net investment, as the settlement of these balances is not expected in cash. As of December 31, 2022, the Company recorded a Due from related party of $1,437,235 as an asset on the Balance Sheet as the Company is reasonably certain that this amount will be collected because both parties have entered into a binding construction contract and agreed on the expected contract price.

The below table summarizes the transactions with the Land Development and Other Affiliates for the years ended December 31, 2022, 2021, and 2020.

	Year ended December 31, 2022
	Land	Other
	Development	Operating
	Affiliates	Affiliates	Total
Financing cash flows:
Land development expense	$(43,447,726)	$(665,777)	$(44,113,503)
Other activities	8,799,598	197,818	8,997,416
Cash transfer, net of repayment of $7,300,000	—	(2,700,000)	(2,700,000)
Total financing cash flows	$(34,648,128)	$(3,167,959)	$(37,816,087)

Non-cash activities
Acquisition of developed lots from related parties in settlement of due from Other Affiliates	$13,504,316	$—	$13,504,316
Total non-cash activity	$13,504,316	$—	$13,504,316

	Year ended December 31, 2021
	Land	Other
	Development	Operating
	Affiliates	Affiliates	Total
Financing cash flows:
Land development expense	$(30,231,766)	$(76,762)	$(30,308,528)
Model home sales	—	6,039,243	6,039,243
Other activities	(691,040)	(3,537,447)	(4,228,487)
Total financing cash flows	$(30,922,806)	$2,425,034	$(28,497,772)

Non-cash activities
Acquisition of developed lots from related parties in settlement of due from Other Affiliates’ amounts	$33,390,760	$(219,999)	$33,170,761
Transfer of constructed model homes to related parties	—	(1,517,030)	(1,517,030)
Contribution of fixed assets	—	344,511	344,511
Total non-cash activity	$33,390,760	$(1,392,518)	$31,998,242

	Year ended December 31, 2020
	Land	Other
	Development	Operating
	Affiliates	Affiliates	Total
Financing cash flows:
Land development expense	$(22,990,840)	$(96,903)	$(23,087,743)
Model home sales	—	3,266,711	3,266,711
Other activities	450,282	791,117	1,241,399
Total financing cash flows	$(22,540,558)	$3,960,925	$(18,579,633)

Non-cash activities
Acquisition of developed lots from related parties in settlement of due from Other Affiliates’ amounts	$18,884,590	$656,500	$19,541,090
Transfer of constructed model homes to related parties	—	(3,690,084)	(3,690,084)
Total non-cash activity	$18,884,590	$(3,033,584)	$15,851,006

Land development expense — Represents costs that were paid for by the Company that relate to the Land Development Affiliates’ operations. The Land Development Affiliates acquire raw parcels of land and develop them so that the Company can build houses on the land.

Other activities — Amounts represent other transactions with the Other Affiliates. This includes, predominately, rent expense incurred for leased model homes and payment of real estate taxes.

Cash transfer — A direct cash contribution to Other Affiliates from the Company. The Company transferred cash to a related party. This cash transfer is in anticipation of separating the homebuilding operations from land development operations. This transfer amount is included in Due from Shareholders and Other Affiliates within Shareholders’ and Other Affiliates’ net investment as of December 31, 2022.

Acquisition of developed lots from related parties in settlement of Due from Other Affiliates — Once the Land Development Affiliates have developed the raw parcels of land, they transfer the land to the Company in a non-cash transaction. The transfer amount is derived from the costs incurred to develop the land.

Model home sales — After all the houses in a community are sold, an affiliate sells the model home to a homebuyer. The proceeds are received by the Company’s one bank account and are then allocated to the affiliate.

Transfer of constructed model homes to related parties — The Company normally constructs model homes as part of the development of a community. Previously, the Company would transfer the constructed model home to Model Home Holdings, LLC in a non-cash transaction. The amount of the transfer was based on the costs incurred to construct the model home. As these transactions did not qualify for sale-leaseback accounting in accordance with ASC 842, the Company accounted for the transfer as inventory rather than a right-of-use asset.

Contribution of fixed assets — During 2021, the Company received office furniture from an affiliate in a non-cash transaction. The amount was derived based on the net book value of the assets at the time of the transfer.

Sale-leaseback transactions — In December 2022, GSH sold 19 completed model homes with entities owned or partially owned by the founder and CEO of the Company. The Company received the proceeds in the form of a cash payment. The Company is responsible for preparing and actively marketing the homes for sale. As the executed contracts for the sale contain commercial substance, legal title of the model homes transferred to the related parties, and there was a transfer of risk and reward, the Company accounted for these transactions as a sale-leaseback. GSH determined that the sale of completed homes is part of the Company’s ordinary activities. Accordingly, revenue and cost of sales of $5,188,716 and $4,508,819, respectively, were recognized in the Statement of income for the year ended December 31, 2022.

In connection with these transactions, GSH simultaneously entered into individual lease agreements for all 19 model homes sold, whereby GSH is the lessee. The Company is responsible for paying the operating expenses associated with the model homes while under lease. Nine of the 19 individual leases had a lease term greater than twelve months. In connection with these nine leases, the Company recognized an operating lease right-of-use-asset and a corresponding operating lease liability of $435,264.

As the leases associated with the transactions do not commence until 2023, the Company did not pay rent or recognize lease expense associated with the leases during the year ended December 31, 2022. Rent expense will be paid monthly, consistent with the lease contract.

Other - In December 2022, GSH was engaged as a general contractor by a related party. Revenue and cost of sales of $2,507,216 and $2,093,635, respectively, were recognized in the Statement of income for the year ended December 31, 2022.

Leases

In addition to the transactions above, the Company has entered into three separate operating lease agreements with one related party. The terms of the lease, including rent expense and future minimum payments, are described in Note 9 - Commitments and contingencies.